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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 2000
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Check here if Amendment [X]; Amendment Number: 1
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This Amendment (Check only one.):                  [ ] is a restatement.
                                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Frank Russell Company
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Address: 909 A Street
         Tacoma, WA 98402
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Form 13F File Number:                                      28-1190
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary Beth Rhoden
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Title: Assistant Secretary and Staff Counsel
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Phone: (253) 573-4846
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/s/ Mary Beth Rhoden                 Tacoma, WA                   August 7, 2002
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[Signature]                         [City, State]                 [Date]


1 Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("NML"). By virtue of the control relationship NML may be deemed to have `shared defined' investment discretion with respect to the securities reported herein.

2.   This report is filed by Frank Russell Company as:

     A. The corporate parent which, on the applicable reporting date, wholly owned Frank Russell Trust Company ("FRTC"), a non-depository trust company organized and existing under the laws of the State of Washington. FRTC serves as trustee or "investment manager" (as defined in ERISA) for employee benefit plans, or endowments and foundations. In addition, FRTC serves as trustee and investment manager for twenty-nine investment funds of the commingled employee benefit fund trust.

     B. The corporate parent of Frank Russell Investment Management Company ("FRIMCo"), the "investment advisor" (as defined in the Investment Company Act of 1940) for Frank Russell Investment Company ("FRIC"), and Russell Insurance Funds ("RIF"). FRIC and RIF are both diversified open-end investment companies and are registered under the Investment Company Act of 1940. FRIC consists of thirty-one separate Funds and RIF consists of five separate Funds.

     C. The corporate parent of (a) Frank Russell Investments (Ireland) Ltd., manager of (i) Frank Russell Investment Company plc, consisting of sixteen funds, (ii) Frank Russell Institutional Funds plc, consisting of five funds; (iii) Frank Russell Investment Company II plc, consisting of nine funds, (iv) Frank Russell Investment Company III plc, consisting of four funds, and (v) Frank Russell Alternative Investment Funds plc, consisting of one fund; (b) Frank Russell Investments (Cayman) Limited, which is the sole shareholder of (i) Frank Russell Asset Management (Cayman ) LLC and (ii) Frank Russell Asset Management II (Cayman) LLC, the general partners of Frank Russell US Equity Fund LP and Frank Russell US Quant Fund LP, respectively; (c) Frank Russell Investments (Cayman) Limited, which is deemed to control by virtue of its 50% ownership stake SG/Russell Asset Management Limited, a joint venture, which currently manages Multi-Style, Multi-Manager Funds plc, consisting of eleven funds; (d) Frank Russell Company Limited, which manages Multi-Style, Multi-Manager Funds plc directly (each fund listed in this section, a "European Fund") and the Guardbank RSA Equity Fund; and (e) Russell Systems Limited, by virtue of its 49% ownership stake in HVB Russell Management GmbH, a joint venture, which is authorized to establish up to three private equity funds for distribution in Germany and Austria.

     D. The corporate parent of Frank Russell Canada Limited (FRCL), the manager of sixteen mutual fund trusts and one unit trust (together, the "Canada Funds") created under the laws of Ontario pursuant to trust indentures.

     E. The indirect corporate parent of Frank Russell Investments (Japan), Ltd. ("FRIJ"), the manager of multiple collective investment vehicles currently consisting of five master investment trusts created under the laws of Japan pursuant to trust deeds, known as "mother funds," which invest in portfolio securities, as well as several additional investment trusts, known as "baby funds," each of which invests in one or more of the mother funds as well as, in some cases, other securities for hedging or other purposes, (together, the "Japan Funds").

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     F.   The indirect corporate parent of Russell Investment Management Limited
          ("RIM"), the manager of 23 unit trusts (together, the "Australia Funds") created under the laws of New South Wales, Australia pursuant to the respective constitutions or deed of the Australia Funds.

3. FRTC uses the investment advisory services of one or more advisors for each of its collective investment funds. The authority conferred upon the advisors by their agreements with FRTC is to recommend purchases and sales of securities within guidelines as established by FRTC and to arrange for the execution of transactions approved by FRTC (except for those funds where assets are invested in group trusts, those investments are not reportable on Form 13F). FRTC has retained and exercises the exclusive authority to make investment decisions, and may purchase or sell portfolio securities without the approval of the advisors. FRTC is solely responsible for voting the portfolio securities. Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared" (with Frank Russell Company) and
     Item 8 "Voting Authority" is reported as "(a) Sole" with respect to securities owned by FRTC.

4. FRIC and RIF use discretionary, unaffiliated "money managers" who have full authority to determine which securities will be bought or sold by FRIC and RIF for applicable portions of FRIC's and RIF's portfolios assigned to the money managers. However, FRIMCo has the authority to give specific orders to purchase or sell securities, or to over-ride a money manager's decisions. FRIC's and RIF's money managers are authorized to vote portfolio securities. However, officers of FRIMCo, who are also officers of FRIC and RIF, may vote portfolio securities in lieu of money managers when FRIMCo officers deem it in the best interest of FRIC's or RIF's shareholders. When appropriate, FRIMCo will consult with FRIC's and RIF's Board of Trustees concerning the voting of portfolio securities. Accordingly: Item 6 "Investment Discretion" is reported as "(b) Shared," FRC (as reporting Institutional Investment Manager) with FRIMCo and as "(c) Shared-Other" by FRIMCo (with the money manager): and, Item 8 "Voting Authority" is reported as "(b) Shared," FRIC's and RIF's money managers with FRC, FRIMCo, and with FRIC's and RIF's Board of Trustees.

5. The European Funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of a European Fund's portfolio. Money Managers may be hired or replaced at any time by the applicable European Fund's manager or its agent, subject to any applicable regulatory approvals. The applicable European Fund's manager may directly manage any of a European Fund's portfolio investments.
     Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting Institutional Investment Manager) with the applicable European Fund's manager and as "(c) Shared-Other" by applicable European Fund's manager (with the money manager); and Item 8 "Voting Authority" is reported as "(b) Shared" by European Funds' money managers with applicable European Funds.

6. The Canada Funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of a Canada Fund's portfolio. Money Managers may be hired or replaced at any time by FRCL. FRCL may manage the cash and cash equivalents of any Canada Fund and may also, at its sole discretion, directly manage any of a Canada Fund's portfolio investments. Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting Institutional Investment Manager) with FRCL and as "(c) Shared-Other" by FRCL (with the money manager); and Item 8 "Voting Authority" is reported as "(b) Shared" by Canada Funds' money managers with FRCL.

7. The Japan Funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of a Japan Fund's portfolio. Money managers may be hired or replaced at any time by FRIJ. FRIJ may manage the cash and cash equivalents of any Japan Fund and may also, at its sole discretion, directly manage any of a Japan Fund's portfolio investments. Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting Institutional Investment Manager) with FRIJ and as "(c) Shared-Other" by FRIJ (with the money manager); and Item 8 "Voting Authority" is reported as "(b) Shared" between the Japan Funds' money managers and FRIJ.

8. The Australia funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of an Australia Fund's portfolio. Money managers may be hired or replaced at any time by RIM. RIM may manage the cash and cash equivalents of any Australia Fund and may also, at its sole discretion, directly manage any of a Australia Fund's portfolio investments. Accordingly, Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting institutional Investment Manager) with RIM and as "(c) Shared-Other" by RIM (with the money manager); and Item 8 "Voting Authority" is reported as "(b) shared" between the Australia Funds' money managers and RIM.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        Not Applicable for this Amendment
                                          -----------------------------------

Form 13F Information Table Entry Total:   Not Applicable for this Amendment
                                          -----------------------------------

Form 13F Information Table Value Total:   $ Not Applicable for this Amendment
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This amendment is filed to restate file numbers for certain Other Included
Managers and/or to restate the names of certain Other Included Managers to reflect the entity with whom one or more of the filers have entered into portfolio management contracts.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                                                                          Amended
 No.  Form 13F File Number             Name                                           Amended Name                        File No.
 ---  --------------------  ------------------------------------------        ---------------------------------------     --------
 1         28-6538          Alliance Capital Management L.P.                                                                N/A
 2         28-2321          Cohen & Steers Capital Management                 Cohen & Steers Capital Management, Inc.     28-2405
 3         28-3946          Delphi Management, Inc.                                                                       28-1488
 4         28-2405          Equinox Capital Management, LLC                                                               28-3706
 6         28-3702          Franklin Portfolio Associates, LLC                                                            28-1439
 7         28-1488          Genesis Asset Managers Limited                                                                28-6418
 9         28-3706          J.P. Morgan Investment. Management, Inc.                                                      28-1482
10         28-3877          Fiduciary Trust Company International, Inc.       Fiduciary Trust Company International         N/A
11         28-1054          Montgomery Asset Management, L.P.                 Montgomery Asset Management, LLC            28-3396
12         28-1190          Pacific Investment Management Company (PIMCO)     Pacific Investment Management Co., LLC      28-2701
                                                                              (PIMCO)
13         28-6418          Fidelity Management Trust Company                                                             28-1504
14         28-4886          Standish, Ayer, & Wood, Inc.                                                                  28-4303
15         28-0255          Suffolk Capital Management, Inc.                  Suffolk Capital Management, LLC             28-3426
16          28-490          Trinity Investment Management Corporation                                                     28-3651
17         28-3396          Capital Group, Inc.
                            (Capital Guardian Trust Company)                                                              28-0096
18         28-3432          Sirach Capital Management, Inc.                                                               28-4323
19         28-5470          Marvin & Palmer Associates, Inc.                                                              28-2633
20         28-2701          GlobeFlex Capital, L.P.                                                                       28-4886
21          28-541          Barclays Global Advisors, N.A.                                                                28-3946
23          28-306          Westpeak Investment Advisors, L.P.                                                            28-4372
24         28-4323          The Boston Company Asset Management, Inc.         The Boston Company Asset Management LLC       N/A
25         28-4303          Sanford C. Bernstein & Co., Inc.                  Alliance Capital Management L.P. through    28-0979
                                                                              its Bernstein Investment Research and
                                                                              Management Unit
26         28-3426          Peachtree Asset Management                                                                      N/A
27          28-242          Mastholm Asset Management, LLC                                                                  N/A
28          28-985          Guardian Capital, Inc.                                                                          N/A
29         28-4372          Frank Russell Trust Company                                                                   28-1096
30         28-01515         Geewax, Terker                                    Geewax, Terker & Company
31           N/A            Foreign & Colonial Emergin Markets Limited        Foreign & Colonial Emerging Markets, Ltd.
33           N/A            Schroder Capital Management International Fund    Schroder Investment Management North
                                                                              America Limited
35         28-3946          Barclays Global Investors                         Barclays Global Investors, N.A.
43         28-4207          Driehaus Capital Management, Inc                                                              28-3580
44         28-05015         Systematic Financial Management, L.P.                                                         28-5136